UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 24,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: 14,514



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL RESOURCES  INC             COM              001204106      681    21700 SH       SOLE                    21700
AMEREN CORPORATION             COM              023608102      531    13600 SH       SOLE                    13600
AMERICAN ELECTRIC POWER        COM              025537101     1747    47200 SH       SOLE                    47200
AVISTA CORP                    COM              05379B107      282    13000 SH       SOLE                    13000
CENTERPOINT ENERGY INC         COM              15189T107     1361    93400 SH       SOLE                    93400
CMS ENERGY INC                 COM              125896100     1364   109361 SH       SOLE                   109361
COVANTA HOLDING CORP           COM              22282E102      359    15000 SH       SOLE                    15000
ITC HOLDINGS CORP              COM              465685105      611    11800 SH       SOLE                    11800
NEW JERSEY RESOURCES CORP      COM              646025106      661    18405 SH       SOLE                    18405
FPL GROUP INC                  COM              302571104      583    11600 SH       SOLE                    11600
NORTHEAST UTILITIES            COM              664397106     1416    55200 SH       SOLE                    55200
NORTHWESTERN CORP              COM              668074305     1204    47920 SH       SOLE                    47920
PORTLAND GENERAL ELECTRIC CO   COM              736508847      374    15800 SH       SOLE                    15800
PROGRESS ENERGY INC            COM              743263105      384     8900 SH       SOLE                     8900
QUANTA SERVICES INC            COM              74762E102      348    12900 SH       SOLE                    12900
SIERRA PACIFIC RESOURCES       COM              826428104      708    73900 SH       SOLE                    73900
VECTREN CORPORATION            COM              92240G101     1242    44600 SH       SOLE                    44600
XCEL ENERGY INC                COM              98389B100      657    32882 SH       SOLE                    32882

